Income Taxes - Income Before Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Before Income Taxes
United States	$ 4,149	$ 4,366	$ 4,399
International	3,399	2,687	2,424
Income before income taxes	$ 7,548	$ 7,053	$ 6,823